Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,703,597	$ 649,916
Money Market Funds and Term Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,927,013	$ 423,443